CANADIAN DEVELOPMENT PROPERTIES - Changes in the Canadian Development Properties Balance (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) $ / $	Dec. 31, 2021 USD ($) $ / $
Changes in investment property [abstract]
Fair value adjustments	$ (440)	$ 10,098	[1]
Closing foreign exchange rate (USD/CAD) | $ / $	1.3544	1.2678
Canadian development properties
Changes in investment property [abstract]
Beginning balance	$ 133,250	$ 110,018
Development expenditures	12,686	12,748
Fair value adjustments	(440)	10,098
Translation adjustment	(9,083)	386
Ending balance	$ 136,413	$ 133,250

[1]	Certain comparative figures have been adjusted to conform with the current period presentation. Refer to Note 2 for further details.